PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

3.PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following at March 31, 2022 and December 31, 2021:

		December 31,
	March 31, 2022	2021
Leasehold improvements	$8,758	$8,716
Warehouse equipment	3,105	3,056
Computers and small tools	1,417	1,337
Furniture and fixtures	85	85
Software development	14,146	14,091
Work in progress	378	7
	27,889	27,292
Less: Accumulated depreciation and amortization	(21,287)	(20,273)
Property and equipment, net	$6,602	$7,019

The Company recorded depreciation and amortization expense of $1,016 and $1,230 for the three months ended March 31, 2022 and 2021, respectively, of which $305 and $499 related to software development costs, respectively.

2.PROPERTY AND EQUIPMENT

Property and equipment — net consists of the following as of December 31, 2021 and 2020:

	December 31,
	2021	2020
Leasehold improvements	$8,715,489	$8,147,638
Warehouse equipment	3,056,072	2,192,471
Computers and small tools	1,337,493	1,061,177
Furniture and fixtures	85,480	95,064
Software development	14,090,389	13,608,520
Work in progress	7,066	359,992
	27,291,989	25,464,862
Less: Accumulated depreciation and amortization	(20,272,651)	(15,053,466)
Property and equipment, net	$7,019,338	$10,411,396

Work in progress includes capitalized costs for on-going software development projects. The Company recorded depreciation and amortization expense of $4,496,519, $4,785,778, and $4,377,731 for the years ended December 31, 2021, 2020, and 2019, respectively, of which, $1,678,704, $2,081,625, and $1,983,936 related to software development costs, respectively.